KELMOORE STRATEGIC TRUST

                            KELMOORE STRATEGY(R) FUND
                         KELMOORE STRATEGY(R) EAGLE FUND
                        KELMOORE STRATEGY(R) LIBERTY FUND
                                  (THE "FUNDS")


   SUPPLEMENT DATED APRIL 11, 2008 TO THE SUPPLEMENT DATED FEBRUARY 6, 2008 TO
                        THE PROSPECTUS DATED MAY 1, 2007

This Supplement provides new and additional information beyond that previously provided by way of supplement and should be read in conjunction with the Prospectus.

Effective as of April 1, 2008, the paragraph under the "Portfolio Manager" section on page 27 of the Prospectus is replaced with the following:

         Ralph Kelmon and Ron Puccinelli are the Funds' portfolio managers. Mr. Kelmon, Chairman, Chief Investment Officer and Chief Executive Officer of the Adviser, co-founded Kelmoore to execute the personalized investment strategies he developed over a distinguished career in the securities industry. Mr. Kelmon is considered an industry expert in options trading and has participated extensively in training other brokers, as well as giving expert testimony in court cases involving options. He has been affiliated with national brokerage houses including Smith Barney, Harris Upham, E.F. Hutton and Prudential Securities.

         Mr. Puccinelli, Portfolio Manager, joined Kelmoore in 2003. Prior to joining Kelmoore, he was a Financial Advisor for Morgan Stanley working with high net worth individuals. While at Morgan Stanley, he specialized in using individual equities for long term growth and retirement planning. Mr. Puccinelli has been active in the equity and options market for 15 years. During this time he has developed an acute understanding of the many different options strategies to help investors regulate their risk level. Currently, Mr. Puccinelli is responsible for managing the separately managed accounts at the Adviser and co-manages the Funds. The Statement of Additional Information provides additional information about Mr. Kelmon and Mr. Puccinelli's compensation, other accounts managed, and their ownership of securities in each Fund.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            KELMOORE STRATEGIC TRUST

                            KELMOORE STRATEGY(R) FUND
                         KELMOORE STRATEGY(R) EAGLE FUND
                        KELMOORE STRATEGY(R) LIBERTY FUND
                                  (THE "FUNDS")


 SUPPLEMENT DATED APRIL 11, 2008 TO THE SUPPLEMENT DATED FEBRUARY 6, 2008 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007

This Supplement provides new and additional information beyond that previously provided by way of supplement and should be read in conjunction with the Statement of Additional Information.

Effective as of April 1, 2008, the chart on page 15 of the Statement of Additional Information is replaced with the following:

Portfolio Managers - Other Accounts Managed by the Portfolio Managers.

----------------------------- ----------------------------------------------- -------------------------------------------
                              Number of Other Accounts Managed and Total      Number of Accounts and Total Assets for
                              Assets by Account Type*                         Which Advisory Fee is Performance-Based*
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
                              Registered      Other Pooled                      Registered     Other Pooled
Name of                       Investment       Investment         Other         Investment      Investment      Other
Portfolio Manager             Companies         Vehicles         Accounts        Companies       Vehicles      Accounts
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
KELMOORE STRATEGY(R) FUND
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
   Ralph Kelmon                    0               0            110 Accts/           0               0            0
                                                               $30 Million
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
   Ron Puccinelli                  0               0            110 Accts/           0               0            0
                                                               $30 Million
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
KELMOORE STRATEGY(R) EAGLE
   FUND
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
   Ralph Kelmon                    0               0            110 Accts/           0               0            0
                                                               $30 Million
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
   Ron Puccinelli                  0               0            110 Accts/           0               0            0
                                                               $30 Million
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
KELMOORE STRATEGY(R) LIBERTY
   FUND
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
  Ralph Kelmon                     0               0            110 Accts/           0               0            0
                                                               $30 Million
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------
  Ron Puccinelli                   0               0            110 Accts/           0               0            0
                                                               $30 Million
----------------------------- ------------- ----------------- --------------- ---------------- -------------- -----------

* This information is provided as of March 31, 2008.

Effective as of April 1, 2008, the first line of the first paragraph under the heading "Conflicts of Interest" on page 15 of the Statement of Additional Information is replaced with the following:

         Ralph Kelmon and Ron Puccinelli are the Funds' portfolio managers and are each primarily responsible for managing the Funds.

Effective as of April 1, 2008, the chart under the heading "Portfolio Managers-Compensation" on Page 15 of the Statement of Additional Information is replaced with the following:

         The following table represents the dollar range of equity securities held by the portfolio managers in the Funds as of December 31, 2007:

                                      Dollar Range of                Dollar Range of            Dollar Range of
                                     Equity Securities              Equity Securities          Equity Securities
                                      in the Kelmoore                 in the Kelmoore           in the Kelmoore
  Name of Portfolio Manager           Strategy(R) Fund            Strategy(R) Eagle Fund    Strategy(R) Liberty Fund
------------------------------- ----------------------------- ---------------------------- --------------------------
         Ralph Kelmon                 $50,001-$100,000             $50,001-$100,000                    None
        Ron Puccinelli                      None                      $1-$10,000                       None

Effective as of April 1, 2008, the last line of the second paragraph under the heading "Brokerage" on page 28 of the Statement of Additional Information is replaced with the following:

         In addition to serving as portfolio managers for each Fund as discussed above, Ralph Kelmon and Ron Puccinelli are primarily responsible for overseeing and implementing the brokerage services provided by Kelmoore to the Funds.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE